Selling, general and administrative expenses	6 Months Ended
Jun. 30, 2021
Selling, General and Administrative Expense [Abstract]
Selling, general and administrative expenses	Selling, general and administrative expenses
Selling, general and administrative expenses consisted of the following for the three and six months ended June 30, 2021 and 2020:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Personnel expenses	$27,081	$22,461	$53,336	$49,382
Share-based compensation	26,060	14,752	41,986	32,509
Professional services	7,674	5,814	14,242	11,503
Office expenses	3,726	3,082	6,948	6,482
Travel expenses	1,054	1,487	1,656	5,280
Other expenses	7,476	5,317	12,254	12,341
	$73,071	$52,913	$130,422	$117,497